GOODWILL	12 Months Ended
Dec. 31, 2016
Goodwill And Intangible Assets Disclosure [Abstract]
GOODWILL

6. GOODWILL

Current and historical goodwill is related to the original acquisitions of the Grand River, Bison Midstream, Polar and Divide and Mountaineer Midstream systems. The assets acquired in the Polar and Divide Drop Down were carved out of Meadowlark Midstream.  As such, we elected to apply the historical cost approach to determine the amount of goodwill to assign to the Polar and Divide reporting unit.  Our procedures indicated that the remaining goodwill balance at Meadowlark Midstream immediately prior to the Polar and Divide Drop Down was entirely attributable to the Polar and Divide reporting unit.

A rollforward of goodwill by reportable segment and in total follows.

	Piceance/DJ Basins	Williston Basin	Marcellus Shale	Total
	(In thousands)
Goodwill, January 1, 2015	$45,478	$203,373	$16,211	$265,062
Goodwill impairment	(45,478)	(203,373)	—	(248,851)
Goodwill, December 31, 2015	—	—	16,211	16,211
Goodwill impairment	—	—	—	—
Goodwill, December 31, 2016	$—	$—	$16,211	$16,211

Accumulated goodwill impairments by reportable segment for those reporting units that have previously recognized goodwill follow.

	December 31,
	2016	2015	2014
	(In thousands)
Accumulated goodwill impairment:
Piceance/DJ Basins	$45,478	$45,478	$—
Williston Basin	257,572	257,572	54,199
Total accumulated goodwill impairment	$303,050	$303,050	$54,199

As discussed in Note 2, we evaluate goodwill for impairment annually on September 30 and whenever events or circumstances indicate that it is more likely than not that the fair value of a reporting unit is less than its carrying value, including goodwill.

We performed our annual goodwill impairment testing for the Mountaineer Midstream reporting unit as of September 30, 2016 using a combination of the income and market approaches. We determined that its fair value substantially exceeded its carrying value, including goodwill; as such, there were no impairments of goodwill during 2016.

2014 Annual Impairment Evaluation.  In September 2014, we performed our annual goodwill impairment testing as of September 30 using a combination of the income and market approaches. We determined that the fair value of the Grand River, Mountaineer Midstream and Polar and Divide reporting units substantially exceeded their carrying value, including goodwill.  We also determined that the fair value of the Bison Midstream reporting unit exceeded its carrying value.  However, it did not exceed its carrying value, including goodwill, by a substantial amount.  Because the fair value of each reporting unit exceeded its carrying value, including goodwill, there were no associated impairments of goodwill in connection with our 2014 annual goodwill impairment test.

Fourth Quarter 2014 Goodwill Impairment. During the latter part of the fourth quarter of 2014, the declines in prices for natural gas, NGLs and crude oil accelerated, negatively impacting producers in each of our areas of operation.  As a result, we considered whether the goodwill associated with our Grand River, Mountaineer Midstream, Polar and Divide and Bison Midstream reporting units could have been impaired.  Our assessments related to Grand River and Mountaineer Midstream did not result in an indication that the associated goodwill had been impaired.

Our assessment related to the Polar and Divide and Bison Midstream reporting units did result in an indication that the associated goodwill could have been impaired.  We noted that both reporting units were impacted by the recent price declines. We also noted that a key Bison Midstream customer announced that it was delaying its previously announced drilling plans which caused SMLP to reduce its forecasted volume assumption. The impact of these events increased the likelihood that the goodwill associated with the Polar and Divide and Bison Midstream reporting units could have been impaired.  As such, we concluded that a triggering event occurred during the fourth quarter of 2014 requiring that we test the goodwill associated with these reporting units for impairment.

In connection therewith, we reperformed our step one analyses for each as of December 31, 2014. To estimate the fair value of the reporting units, we utilized two valuation methodologies: the market approach and the income approach.

The results of our step one goodwill impairment testing indicated that the fair value of the Polar and Divide reporting unit exceeded its carrying value, including goodwill as of December 31, 2014. As a result, there was no associated impairment of goodwill in connection with the fourth quarter 2014 triggering event.

The results of our step one goodwill impairment testing indicated that the fair value of the Bison Midstream reporting unit was below its carrying value, including goodwill as of December 31, 2014.  As a result, we performed step two of the goodwill impairment test.

To perform step two, we first determined the fair values of the identifiable assets and liabilities.  Significant assumptions utilized in the determination of the fair value of each reporting unit's individual assets and liabilities included the determination of discount rate and contributory asset charge utilized in our calculation of the fair value of our contract intangibles, expected levels of throughput volume and associated capital expenditures and commodity prices.

In the first quarter of 2015, we finalized our calculations of the fair values of the identified assets and liabilities in step two of the December 31, 2014 goodwill impairment testing for the Bison Midstream reporting unit. This process confirmed the preliminary goodwill impairment of $54.2 million that was recognized as of December 31, 2014.

2015 Annual Impairment Evaluation.  We performed our annual goodwill impairment testing as of September 30, 2015 using a combination of the income and market approaches. We determined that the fair value of the Grand River, Mountaineer Midstream and Polar and Divide reporting units exceeded their carrying value, including goodwill.  Because the fair value of each reporting unit exceeded its carrying value, including goodwill, there were no associated impairments of goodwill in connection with our 2015 annual goodwill impairment test.

Fourth Quarter 2015 Goodwill Impairments.  During the latter part of the fourth quarter of 2015 and the early part of the first quarter of 2016, the declines in forward prices for natural gas, NGLs and crude oil accelerated significantly.  As a result, the energy sector's public debt and equity market experienced increased volatility, particularly for comparable companies operating in the midstream services sector.  Additionally, during this period, the values of our publicly traded equity and debt instruments decreased as did those of comparable midstream companies.

Due to (i) the increased market volatility, (ii) the decrease in market values of comparable companies, (iii) the continued trend of falling commodity prices and (iv) the finalization of our annual financial and operating plans which took into account changes resulting from expected levels of drilling activity, we concluded that a triggering event occurred during the fourth quarter of 2015 requiring that we test the goodwill associated with our Grand River and Polar and Divide reporting units.  Our assessment related to Mountaineer Midstream did not result in an indication that a triggering event had occurred for Mountaineer Midstream.

In connection therewith, we updated our step one analyses as of December 31, 2015. These updated analyses indicated that the carrying values for Grand River and Polar and Divide exceeded their estimated fair values.  As a result, we then performed step two of the goodwill impairment test for both reporting units.

To perform step two, we first determined the estimated fair values of the identifiable assets and liabilities.  Significant assumptions utilized in the determination of the fair value of each reporting unit's individual assets and liabilities included the determination of discount rate taking into consideration company-specific risks and contributory asset charge utilized in our contract intangibles, expected levels of throughput volume and associated capital expenditures.

In the first quarter of 2016, we finalized our calculations of the fair values of the identified assets and liabilities in step two of the December 31, 2015 goodwill impairment testing for the Grand River and Polar and Divide reporting units.  This process confirmed the preliminary goodwill impairments of $45.5 million for Grand River and $203.4 million for Polar and Divide that were recognized as of December 31, 2015.

Fair Value Measurement.  Our impairment determinations, in the context of (i) our annual impairment evaluations and (ii) our other-than-annual impairment evaluations involved significant assumptions and judgments, as discussed above. Differing assumptions regarding any of these inputs could have a significant effect on the various valuations. As such, the fair value measurements utilized within these models are classified as non-recurring Level 3 measurements in the fair value hierarchy because they are not observable from objective sources. Due to the volatility of the inputs used, we cannot predict the likelihood of any future impairment.